Shareholder Report, Holdings (Details)	Nov. 30, 2024
C000222712 | T. Rowe Price Equity Index 500 Fund
Holdings [Line Items]
Percent of Net Asset Value	25.20%
C000222712 | T. Rowe Price International Equity Index Fund
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000222712 | T. Rowe Price Value Fund
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000222712 | T. Rowe Price Growth Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000222712 | T. Rowe Price QM U.S. Bond Index Fund
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000222712 | T. Rowe Price Real Assets Fund
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000222712 | T. Rowe Price International Value Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000222712 | T. Rowe Price Mid-Cap Index Fund
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000222712 | T. Rowe Price U.S. Treasury Long-Term Index Fund
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000222712 | T. Rowe Price International Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000222712 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	58.50%
C000222712 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000222712 | Domestic Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000222712 | International Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000222712 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000222713 | T. Rowe Price Equity Index 500 Fund
Holdings [Line Items]
Percent of Net Asset Value	25.20%
C000222713 | T. Rowe Price International Equity Index Fund
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000222713 | T. Rowe Price Value Fund
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000222713 | T. Rowe Price Growth Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000222713 | T. Rowe Price QM U.S. Bond Index Fund
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000222713 | T. Rowe Price Real Assets Fund
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000222713 | T. Rowe Price International Value Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000222713 | T. Rowe Price Mid-Cap Index Fund
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000222713 | T. Rowe Price U.S. Treasury Long-Term Index Fund
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000222713 | T. Rowe Price International Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000222713 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	58.50%
C000222713 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000222713 | Domestic Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000222713 | International Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000222713 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	1.80%